Other Non-Current Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Non-Current Financial Assets [Abstract]
Schedule of Other Non-Current Financial Asset	Other non-current financial assets consist of the following:
	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Non Current
Deposits	408,178	309,730
Total	408,178	309,730
Other non-current financial assets consist of the following:
	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Deposits	$309,730	$285,523
	$309,730	$285,523